Note 7 - Property and Equipment (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Equipment [Member]
Property and equipment	¥ 14,355,365	¥ 11,159,022
Office Equipment [Member]
Property and equipment	2,065,039	2,746,153
Land [Member]
Property and equipment	537,889	537,889
Building [Member]
Property and equipment	1,663,326	1,644,704
Leasehold Improvements [Member]
Property and equipment	3,904,189	3,798,172
Software and Software Development Costs [Member]
Property and equipment	28,815,164	24,804,449
Assets Held under Capital Leases [Member]
Property and equipment	28,328,721	24,271,434
Property and equipment	79,669,693	68,961,823
Less accumulated depreciation and amortization	(45,345,543)	(39,591,769)
PROPERTY AND EQUIPMENT—Net (Notes 7 and 9)	¥ 34,324,150	¥ 29,370,054